UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22524

                 Precidian ETFs Trust
(Exact name of registrant as specified in charter)

c/o Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205
                                  Richmond, VA 23235
(Address of principal executive offices) (Zip code)

Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
                                  Leawood, KS 66211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Arm Holdings PLC ADRhedged™

ARMH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi annual shareholder report contains important information about the Arm Holdings PLC ADRhedged™ for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arm Holdings PLC ADRhedged™	$20	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$7,541,792
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Table Summary
Sector	% of Net Assets
Information Technology	97.5%
Money Market Funds	2.7

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

ASML Holding NV ADRhedged™

ASMH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi annual shareholder report contains important information about the ASML Holding NV ADRhedged™ for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASML Holding NV ADRhedged™	$14	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,782,467
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Table Summary
Sector	% of Net Assets
Information Technology	97.1%
Money Market Funds	3.0

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

BP p.l.c. ADRhedged™

BPH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi annual shareholder report contains important information about the BP p.l.c. ADRhedged™ for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BP p.l.c. ADRhedged™	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,753,296
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Table Summary
Sector	% of Net Assets
Energy	95.6%
Money Market Funds	4.6

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

GSK plc ADRhedged™

GSKH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi annual shareholder report contains important information about the GSK plc ADRhedged™ for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSK plc ADRhedged™	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$737,442
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Table Summary
Sector	% of Net Assets
Health Care	96.8%
Money Market Funds	2.6

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

HSBC Holdings plc ADRhedged™

HSBH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi annual shareholder report contains important information about the HSBC Holdings plc ADRhedged™ for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HSBC Holdings plc ADRhedged™	$11	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,117,552
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Table Summary
Sector	% of Net Assets
Financials	96.2%
Money Market Funds	4.0

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Novo Nordisk A/S (B Shares) ADRhedged™

NVOH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi annual shareholder report contains important information about the Novo Nordisk A/S (B Shares) ADRhedged™ for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Novo Nordisk A/S (B Shares) ADRhedged™	$9	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$4,169,899
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Table Summary
Sector	% of Net Assets
Health Care	96.9%
Money Market Funds	2.8

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

SAP SE ADRhedged™

SAPH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi annual shareholder report contains important information about the SAP SE ADRhedged™ for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAP SE ADRhedged™	$8	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$287,081
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Table Summary
Sector	% of Net Assets
Information Technology	96.5%
Money Market Funds	3.0

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Shell plc ADRhedged™

SHEH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi annual shareholder report contains important information about the Shell plc ADRhedged™ for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shell plc ADRhedged™	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,137,670
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Table Summary
Sector	% of Net Assets
Energy	96.0%
Money Market Funds	4.2

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

STMicroelectronics NV ADRhedged™

STHH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi annual shareholder report contains important information about the STMicroelectronics NV ADRhedged™ for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STMicroelectronics NV ADRhedged™	$19	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$7,542,149
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Table Summary
Sector	% of Net Assets
Information Technology	96.8%
Money Market Funds	3.3

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Toyota Motor Corporation ADRhedged™

TMH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi annual shareholder report contains important information about the Toyota Motor Corporation ADRhedged™ for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toyota Motor Corporation ADRhedged™	$9	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$913,816
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Table Summary
Sector	% of Net Assets
Consumer Discretionary	96.5%
Money Market Funds	3.1

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of three Independent Trustees. Ms. Ivey, Mr. Pitt and Dr. Urban currently serve as members of the Audit Committee.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The semi-annual Financial Statements are attached herewith.

June 30, 2026 (Unaudited)

Semi-Annual Financial Statements and Other Information

Arm Holdings PLC ADRhedged™

ASML Holding NV ADRhedged™

BP p.l.c. ADRhedged™

GSK plc ADRhedged™

HSBC Holdings plc ADRhedged™

Novo Nordisk A/S (B Shares) ADRhedged™

SAP SE ADRhedged™

Shell plc ADRhedged™

STMicroelectronics NV ADRhedged™

Toyota Motor Corporation ADRhedged™

Precidian ETFs Trust

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Arm Holdings PLC ADRhedged™

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Value
Common Stocks — 97.5%
Information Technology — 97.5%
Arm Holdings PLC, ADR
(Cost $5,783,649)	20,737	$7,352,718

Short-Term Investment — 2.7%
Money Market Funds — 2.7%
BNY Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)
(Cost $203,557)	203,557	203,557

Total Investments — 100.2%
(Cost $5,987,206)		7,556,275
Liabilities in excess of Other Assets, Net — (0.2)%		(14,483)
Net Assets — 100%		$7,541,792

(a)	Reflects the 7-day yield at June 30, 2026.

ADR:	American Depositary Receipt
PLC:	Public Limited Company

At June 30, 2026, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	07/01/26	USD	6,945,236	GBP	5,232,880	$82	$—
CIBC	07/01/26	GBP	5,232,880	USD	6,931,757	—	(13,561)
CIBC	07/02/26	GBP	5,368,255	USD	7,124,819	—	(174)
Total Unrealized Appreciation/(Depreciation)						$82	$(13,735)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
GBP	Pound Sterling

See Notes to Financial Statements	3

ASML Holding NV ADRhedged™

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Value
Common Stocks — 97.1%
Information Technology — 97.1%
ASML Holding NV, ADR
(Cost $5,539,907)	3,311	$6,587,036

Short-Term Investment — 3.0%
Money Market Funds — 3.0%
BNY Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)
(Cost $200,878)	200,878	200,878

Total Investments — 100.1%
(Cost $5,740,785)		6,787,914
Liabilities in excess of Other Assets, Net — (0.1)%		(5,447)
Net Assets — 100%		$6,782,467

(a) Reflects the 7-day yield at June 30, 2026.

ADR:	American Depositary Receipt

At June 30, 2026, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	07/01/26	USD	5,947,052	EUR	5,201,732	$96	$—
CIBC	07/01/26	EUR	5,201,732	USD	5,941,987	—	(5,161)
CIBC	07/02/26	EUR	5,453,419	USD	6,234,977	76	—
Total Unrealized Appreciation/(Depreciation)						$172	$(5,161)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
EUR	Euro

See Notes to Financial Statements	4

BP p.l.c. ADRhedged™

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Value
Common Stocks — 95.6%
Energy — 95.6%
BP p.l.c., ADR
(Cost $1,982,846)	45,371	$1,676,459

Short-Term Investment — 4.6%
Money Market Funds — 4.6%
BNY Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)
(Cost $80,314)	80,314	80,314

Total Investments — 100.2%
(Cost $2,063,160)		1,756,773
Liabilities in excess of Other Assets, Net — (0.2)%		(3,477)
Net Assets — 100%		$1,753,296

(a)	Reflects the 7-day yield at June 30, 2026.

ADR:	American Depositary Receipt
PLC:	Public Limited Company

At June 30, 2026, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	07/01/26	USD	1,687,901	GBP	1,271,747	$20	$—
CIBC	07/01/26	GBP	1,271,747	USD	1,684,625	—	(3,296)
CIBC	07/02/26	GBP	1,276,816	USD	1,694,607	—	(41)
Total Unrealized Appreciation/(Depreciation)						$20	$(3,337)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
GBP	Pound Sterling

See Notes to Financial Statements	5

GSK plc ADRhedged™

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Value
Common Stocks — 96.8%
Health Care — 96.8%
GSK plc, ADR
(Cost $497,701)	13,617	$713,803

Short-Term Investment — 2.6%
Money Market Funds — 2.6%
BNY Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)
(Cost $18,924)	18,924	18,924

Total Investments — 99.4%
(Cost $516,625)		732,727
Assets in excess of Other Liabilities, Net — 0.6%		4,715
Net Assets — 100%		$737,442

(a)	Reflects the 7-day yield at June 30, 2026.

ADR:	American Depositary Receipt
PLC:	Public Limited Company

At June 30, 2026, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	07/01/26	USD	716,283	GBP	539,682	$8	$—
CIBC	07/01/26	GBP	539,682	USD	714,892	—	(1,398)
CIBC	07/02/26	GBP	541,822	USD	719,114	—	(18)
Total Unrealized Appreciation/(Depreciation)						$8	$(1,416)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
GBP	Pound Sterling

See Notes to Financial Statements	6

HSBC Holdings plc ADRhedged™

Schedule of Investments

June 31, 2026 (Unaudited)

	Shares	Value
Common Stocks — 96.2%
Financials — 96.2%
HSBC Holdings plc, ADR
(Cost $2,040,584)	21,428	$2,037,589

Short-Term Investment — 4.0%
Money Market Funds — 4.0%
BNY Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)
(Cost $83,953)	83,953	83,953

Total Investments — 100.2%
(Cost $2,124,537)		2,121,542
Liabilities in excess of Other Assets, Net — (0.2)%		(3,990)
Net Assets — 100%		$2,117,552

(a)	Reflects the 7-day yield at June 30, 2026.

ADR:	American Depositary Receipt
PLC:	Public Limited Company

At June 30, 2026, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	07/01/26	USD	2,012,781	GBP	1,516,528	$24	$—
CIBC	07/01/26	GBP	1,516,528	USD	2,008,875	—	(3,930)
CIBC	07/02/26	GBP	1,535,077	USD	2,037,374	—	(50)
Total Unrealized Appreciation/(Depreciation)						$24	$(3,980)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
GBP	Pound Sterling

See Notes to Financial Statements	7

Novo Nordisk A/S (B Shares) ADRhedged™

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Value
Common Stocks — 96.9%
Health Care — 96.9%
Novo Nordisk A/S (B Shares), ADR
(Cost $4,859,168)	84,261	$4,039,472

Short-Term Investment — 2.8%
Money Market Funds — 2.8%
BNY Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)
(Cost $116,463)	116,463	116,463

Total Investments — 99.7%
(Cost $4,975,631)		4,155,935
Assets in excess of Other Liabilities, Net — 0.3%		13,964
Net Assets — 100%		$4,169,899

(a)	Reflects the 7-day yield at June 30, 2026.

ADR:	American Depositary Receipt

At June 30, 2026, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	07/01/26	DKK	26,503,238	USD	4,050,426	$—	$(3,296)
CIBC	07/01/26	USD	4,053,662	DKK	26,503,238	61	—
CIBC	07/02/26	DKK	26,629,903	USD	4,073,177	80	—
Total Unrealized Appreciation/(Depreciation)						$141	$(3,296)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
DKK	Danish Krone

See Notes to Financial Statements	8

SAP SE ADRhedged™

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Value
Common Stocks — 96.5%
Information Technology — 96.5%
SAP SE, ADR
(Cost $513,860)	1,797	$276,936

Short-Term Investment — 3.0%
Money Market Funds — 3.0%
BNY Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)
(Cost $8,694)	8,694	8,694

Total Investments — 99.5%
(Cost $522,554)		285,630
Assets in excess of Other Liabilities, Net — 0.5%		1,451
Net Assets — 100%		$287,081

(a)	Reflects the 7-day yield at June 30, 2026.

ADR:	American Depositary Receipt

At June 30, 2026, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	07/01/26	USD	278,934	EUR	243,976	$5	$—
CIBC	07/01/26	EUR	243,976	USD	278,697	—	(242)
CIBC	07/02/26	EUR	243,463	USD	278,355	3	—
Total Unrealized Appreciation/(Depreciation)						$8	$(242)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
EUR	Euro

See Notes to Financial Statements	9

Shell plc ADRhedged™

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Value
Common Stocks — 96.0%
Energy — 96.0%
Shell plc, ADR
(Cost $1,298,213)	14,085	$1,092,150

Short-Term Investment — 4.2%
Money Market Funds — 4.2%
BNY Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)
(Cost $47,726)	47,726	47,726

Total Investments — 100.2%
(Cost $1,345,939)		1,139,876
Liabilities in excess of Other Assets, Net — (0.2)%		(2,206)
Net Assets — 100%		$1,137,670

(a)	Reflects the 7-day yield at June 30, 2026.

ADR:	American Depositary Receipt
PLC:	Public Limited Company

At June 30, 2026, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	07/01/26	USD	1,080,021	GBP	813,741	$13	$—
CIBC	07/01/26	GBP	813,741	USD	1,077,925	—	(2,109)
CIBC	07/02/26	GBP	815,992	USD	1,082,995	—	(26)
Total Unrealized Appreciation/(Depreciation)						$13	$(2,135)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
GBP	Pound Sterling

See Notes to Financial Statements	10

STMicroelectronics NV ADRhedged™

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Value
Common Stocks — 96.8%
Information Technology — 96.8%
STMicroelectronics NV, ADR
(Cost $6,393,608)	97,447	$7,297,805

Short-Term Investment — 3.3%
Money Market Funds — 3.3%
BNY Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)
(Cost $250,833)	250,833	250,833

Total Investments — 100.1%
(Cost $6,644,441)		7,548,638
Liabilities in excess of Other Assets, Net — (0.1)%		(6,489)
Net Assets — 100%		$7,542,149

(a)	Reflects the 7-day yield at June 30, 2026.

ADR:	American Depositary Receipt

At June 30, 2026, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	07/01/26	EUR	6,092,627	USD	6,959,665	$—	$(6,045)
CIBC	07/01/26	USD	6,965,597	EUR	6,092,627	112	—
CIBC	07/02/26	EUR	6,374,498	USD	7,288,061	89	—
Total Unrealized Appreciation/(Depreciation)						$201	$(6,045)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
EUR	Euro

See Notes to Financial Statements	11

Toyota Motor Corporation ADRhedged™

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Value
Common Stocks — 96.5%
Consumer Discretionary — 96.5%
Toyota Motor Corporation, ADR
(Cost $1,208,138)	5,235	$881,679

Short-Term Investment — 3.1%
Money Market Funds — 3.1%
BNY Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)
(Cost $28,760)	28,760	28,760

Total Investments — 99.6%
(Cost $1,236,898)		910,439
Assets in excess of Other Liabilities, Net — 0.4%		3,377
Net Assets — 100%		$913,816

(a)	Reflects the 7-day yield at June 30, 2026.

ADR :	American Depositary Receipt

At June 30, 2026, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	07/01/26	JPY	145,358,100	USD	897,698	$3,324	$—
CIBC	07/01/26	USD	894,361	JPY	145,358,100	13	—
CIBC	07/02/26	JPY	145,789,245	USD	897,070	43	—
Total Unrealized Appreciation/(Depreciation)						$3,380	$—

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
JPY	Japanese Yen

See Notes to Financial Statements	12

Precidian ETFs Trust

Statements of Assets and Liabilities

June 30, 2026 (Unaudited)

	Arm Holdings PLC ADRhedged™(1)	ASML Holding NV ADRhedged™(1)	BP p.l.c. ADRhedged™
Assets
Investments, at fair value	$7,556,275	$6,787,914	$1,756,773
Unrealized appreciation on currency swaps	82	172	20
Receivables:
Dividends	366	493	141
Total assets	7,556,723	6,788,579	1,756,934

Liabilities
Unrealized depreciation on currency swaps	13,735	5,161	3,337
Payables:
Investment advisory fees	1,070	851	270
Accrued expenses and other liabilities	126	100	31
Total liabilities	14,931	6,112	3,638
Net Assets	$7,541,792	$6,782,467	$1,753,296

Net Assets Consists of
Paid-in capital	$3,935,172	$4,546,145	$1,906,373
Distributable earnings (loss)	3,606,620	2,236,322	(153,077)
Net Assets	$7,541,792	$6,782,467	$1,753,296
Number of Common Shares outstanding	500,010	500,010	30,001
Net Asset Value	$15.08	$13.56	$58.44
Investments, at cost	$5,987,206	$5,740,785	$2,063,160

(1)	Updated to reflect the effect of a 10 for 1 forward stock split effective July 13, 2026 (see Note 8 in the Notes to Financial Statements).

See Notes to Financial Statements.	13

Precidian ETFs Trust

Statements of Assets and Liabilities (Continued)

June 30, 2026 (Unaudited)

	GSK plc ADRhedged™	HSBC Holdings plc ADRhedged™	Novo Nordisk A/S (B Shares) ADRhedged™
Assets
Investments, at fair value	$732,727	$2,121,542	$4,155,935
Unrealized appreciation on currency swaps	8	24	141
Receivables:
Dividends	6,237	385	554
Foreign tax reclaim	–	–	17,236
Total assets	738,972	2,121,951	4,173,866

Liabilities
Unrealized depreciation on currency swaps	1,416	3,980	3,296
Payables:
Investment advisory fees	102	375	600
Accrued expenses and other liabilities	12	44	71
Total liabilities	1,530	4,399	3,967
Net Assets	$737,442	$2,117,552	$4,169,899

Net Assets Consists of
Paid-in capital	$586,657	$(798,010)	$5,067,795
Distributable earnings (loss)	150,785	2,915,562	(897,896)
Net Assets	$737,442	$2,117,552	$4,169,899
Number of Common Shares outstanding	10,001	20,001	160,001
Net Asset Value	$73.74	$105.87	$26.06
Investments, at cost	$516,625	$2,124,537	$4,975,631

See Notes to Financial Statements.	14

Precidian ETFs Trust

Statements of Assets and Liabilities (Continued)

June 30, 2026 (Unaudited)

	SAP SE ADRhedged™	Shell plc ADRhedged™	STMicroelectronics NV ADRhedged™(1)
Assets
Investments, at fair value	$285,630	$1,139,876	$7,548,638
Unrealized appreciation on currency swaps	8	13	201
Receivables:
Foreign tax reclaim	1,698	–	–
Dividends	36	108	499
Total assets	287,372	1,139,997	7,549,338

Liabilities
Unrealized depreciation on currency swaps	242	2,135	6,045
Payables:
Investment advisory fees	44	171	1,024
Accrued expenses and other liabilities	5	21	120
Total liabilities	291	2,327	7,189
Net Assets	$287,081	$1,137,670	$7,542,149

Net Assets Consists of
Paid-in capital	$574,522	$265,902	$5,404,774
Distributable earnings (loss)	(287,441)	871,768	2,137,375
Net Assets	$287,081	$1,137,670	$7,542,149
Number of Common Shares outstanding	10,001	20,001	500,010
Net Asset Value	$28.71	$56.88	$15.08
Investments, at cost	$522,554	$1,345,939	$6,644,441

(1)	Updated to reflect the effect of a 10 for 1 forward stock split effective July 13, 2026 (see Note 8 in the Notes to Financial Statements).

See Notes to Financial Statements.	15

Precidian ETFs Trust

Statements of Assets and Liabilities (Continued)

June 30, 2026 (Unaudited)

Toyota Motor Corporation ADRhedged™
Assets
Investments, at fair value	$910,439
Unrealized appreciation on currency swaps	3,380
Receivables:
Dividends	147
Total assets	913,966

Liabilities
Payables:
Investment advisory fees	134
Accrued expenses and other liabilities	16
Total liabilities	150
Net Assets	$913,816

Net Assets Consists of
Paid-in capital	$882,685
Distributable earnings (loss)	31,131
Net Assets	$913,816
Number of Common Shares outstanding	20,001
Net Asset Value	$45.69
Investments, at cost	$1,236,898

See Notes to Financial Statements.	16

Precidian ETFs Trust

Statements of Operations

For the Period Ended June 30, 2026 (Unaudited)

	Arm Holdings PLC ADRhedged™	ASML Holding NV ADRhedged™	BP p.l.c. ADRhedged™
Investment Income
Dividend income*	$732	$8,712	$45,525
Total income	732	8,712	45,525

Expenses
Investment advisory fees	2,474	2,610	1,555
Miscellaneous fees	290	307	183
Total expenses	2,764	2,917	1,738
Net investment income (loss)	(2,032)	5,795	43,787

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	113	4,742	–
In-kind redemptions	1,984,933	1,116,740	356,601
Currency swaps	96,859	175,242	24,247
Net realized gain	2,081,905	1,296,724	380,848
Net change in net unrealized appreciation (depreciation) on:
Investments	1,590,028	736,872	(323,174)
Currency swaps	(15,260)	(6,715)	(5,117)
Net change in net unrealized appreciation (depreciation)	1,574,768	730,157	(328,291)
Net realized and unrealized gain (loss)	3,656,673	2,026,881	52,557
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,654,641	$2,032,676	$96,344

* Withholding tax	$–	$1,323	$–

See Notes to Financial Statements.	17

Precidian ETFs Trust

Statements of Operations (Continued)

For the Period Ended June 30, 2026 (Unaudited)

	GSK plc ADRhedged™	HSBC Holdings plc ADRhedged™	Novo Nordisk A/S (B Shares) ADRhedged™
Investment Income
Dividend income*	$13,079	$90,307	$98,925
Total income	13,079	90,307	98,925

Expenses
Investment advisory fees	630	3,664	3,483
Miscellaneous fees	74	431	410
Total expenses	704	4,095	3,893
Net investment income	12,375	86,212	95,032

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	966	–	(9,477)
In-kind redemptions	–	1,050,564	110,270
Currency swaps	10,510	(98,567)	131,624
Net realized gain	11,476	951,997	232,417
Net change in net unrealized appreciation (depreciation) on:
Investments	45,176	(103,395)	(429,058)
Currency swaps	(2,569)	(11,253)	(6,660)
Net change in net unrealized appreciation (depreciation)	42,607	(114,648)	(435,718)
Net realized and unrealized gain (loss)	54,083	837,349	(203,301)
Net Increase (Decrease) in Net Assets Resulting from Operations	$66,458	$923,561	$(108,269)

* Withholding tax	$–	$–	$17,310

See Notes to Financial Statements.	18

Precidian ETFs Trust

Statements of Operations (Continued)

For the Period Ended June 30, 2026 (Unaudited)

	SAP SE ADRhedged™	Shell plc ADRhedged™	STMicroelectronics NV ADRhedged™
Investment Income
Dividend income*	$4,580	$49,337	$9,750
Total income	4,580	49,337	9,750

Expenses
Investment advisory fees	295	2,376	1,957
Miscellaneous fees	35	280	231
Total expenses	330	2,656	2,188
Net investment income	4,250	46,681	7,562

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(455)	–	375
In-kind redemptions	–	840,764	1,083,394
Currency swaps	11,753	38,092	185,831
Net realized gain	11,298	878,856	1,269,600
Net change in net unrealized appreciation (depreciation) on:
Investments	(159,191)	(188,107)	864,686
Currency swaps	(773)	(4,791)	(6,462)
Net change in net unrealized appreciation (depreciation)	(159,964)	(192,898)	858,224
Net realized and unrealized gain (loss)	(148,666)	685,958	2,127,824
Net Increase (Decrease) in Net Assets Resulting from Operations	$(144,416)	$732,639	$2,135,386

* Withholding tax	$793	$–	$1,579

See Notes to Financial Statements.	19

Precidian ETFs Trust

Statements of Operations (Continued)

For the Period Ended June 30, 2026 (Unaudited)

Toyota Motor Corporation ADRhedged™
Investment Income
Dividend income*	$15,243
Total income	15,243

Expenses
Investment advisory fees	942
Miscellaneous fees	111
Total expenses	1,053
Net investment income	14,190

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	179
In-kind redemptions	342,554
Currency swaps	63,893
Net realized gain	406,626
Net change in net unrealized appreciation (depreciation) on:
Investments	(570,875)
Currency swaps	(1,416)
Net change in net unrealized depreciation	(572,291)
Net realized and unrealized gain (loss)	(165,665)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(151,475)

* Withholding tax	$1,640

See Notes to Financial Statements.	20

Precidian ETFs Trust

Statements of Changes in Net Assets

	Arm Holdings PLC ADRhedged™		ASML Holding NV ADRhedged™
	For the Six Months Ended June 30, 2026 (unaudited)	For the Period March 13, 2025(1) to December 31, 2025	For the Six Months Ended June 30, 2026 (unaudited)	For the Period March 13, 2025(1) to December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(2,032)	$723	$5,795	$4,700
Net realized gain (loss)	2,081,905	(10,372)	1,296,724	(38,478)
Net change in net unrealized appreciation (depreciation)	1,574,768	(19,352)	730,157	311,983
Net increase (decrease) in net assets resulting from operations	3,654,641	(29,001)	2,032,676	278,205

Distributions	(6,747)	(12,273)	(71,817)	(2,742)

Fund Shares Transactions
Proceeds from shares sold	7,796,260	973,852	7,527,150	1,170,989
Value of shares redeemed	(4,834,940)	–	(4,151,994)	–
Net increase from capital share transactions	2,961,320	973,852	3,375,156	1,170,989
Total increase in net assets	6,609,214	932,578	5,336,015	1,446,452

Net Assets
Beginning of period	932,578	–	1,446,452	–
End of period	$7,541,792	$932,578	$6,782,467	$1,446,452

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	200,010	–	200,010	–
Shares sold	800,000	200,010	700,000	200,010
Shares redeemed	(500,000)	–	(400,000)	–
Common Shares outstanding, end of period	500,010	200,010	500,010	200,010

(1)	Commencement of operations.

See Notes to Financial Statements.	21

Precidian ETFs Trust

Statements of Changes in Net Assets (Continued)

	BP p.l.c. ADRhedged™		GSK plc ADRhedged™
	For the Six Months Ended June 30, 2026 (unaudited)	For the Period January 6, 2025(1) to December 31, 2025	For the Six Months Ended June 30, 2026 (unaudited)	For the Period January 6, 2025(1) to December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$43,787	$51,318	$12,375	$34,520
Net realized gain (loss)	380,848	(277,970)	11,476	(101,498)
Net change in net unrealized appreciation (depreciation)	(328,291)	18,587	42,607	172,087
Net increase (decrease) in net assets resulting from operations	96,344	(208,065)	66,458	105,109

Distributions	(22,620)	(18,736)	(12,913)	(7,869)

Fund Shares Transactions
Proceeds from shares sold	2,025,519	2,137,846	–	1,573,321
Value of shares redeemed	(1,423,302)	(833,690)	–	(986,664)
Net increase from capital share transactions	602,217	1,304,156	–	586,657
Total increase in net assets	675,941	1,077,355	53,545	683,897

Net Assets
Beginning of period	1,077,355	–	683,897	–
End of period	$1,753,296	$1,077,355	$737,442	$683,897

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	20,001	–	10,001	–
Shares sold	30,000	40,001	–	30,001
Shares redeemed	(20,000)	(20,000)	–	(20,000)
Common Shares outstanding, end of period	30,001	20,001	10,001	10,001

(1)	Commencement of operations.

See Notes to Financial Statements.	22

Precidian ETFs Trust

Statements of Changes in Net Assets (Continued)

			Novo Nordisk A/S (B Shares)
	HSBC Holdings plc ADRhedged™		ADRhedged™
	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (unaudited)	For the Period January 6, 2025(1) to December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$86,212	$262,939	$95,032	$22,342
Net realized gain (loss)	951,997	1,592,788	232,417	(183,487)
Net change in net unrealized appreciation (depreciation)	(114,648)	40,951	(435,718)	(387,133)
Net increase (decrease) in net assets resulting from operations	923,561	1,896,678	(108,269)	(548,278)

Distributions	(64,041)	–	(187,491)	(53,858)

Fund Shares Transactions
Proceeds from shares sold	20,780,420	29,001,776	2,199,657	4,593,083
Value of shares redeemed	(23,850,766)	(28,252,561)	(739,997)	(984,948)
Net increase (decrease) from capital share transactions	(3,070,346)	749,215	1,459,660	3,608,135
Total increase (decrease) in net assets	(2,210,826)	2,645,893	1,163,900	3,005,999

Net Assets
Beginning of period	4,328,378	1,682,485	3,005,999	–
End of period	$2,117,552	$4,328,378	$4,169,899	$3,005,999

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	50,001	30,001	110,001	–
Shares sold	220,000	400,000	80,000	140,001
Shares redeemed	(250,000)	(380,000)	(30,000)	(30,000)
Common Shares outstanding, end of period	20,001	50,001	160,001	110,001

(1)	Commencement of operations.

See Notes to Financial Statements.	23

Precidian ETFs Trust

Statements of Changes in Net Assets (Continued)

	SAP SE ADRhedged™		Shell plc ADRhedged™
	For the Six Months Ended June 30, 2026 (unaudited)	For the Period January 6, 2025(1) to December 31, 2025	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,250	$6,769	$46,681	$148,727
Net realized gain (loss)	11,298	(60,685)	878,856	42,662
Net change in net unrealized appreciation (depreciation)	(159,964)	(77,194)	(192,898)	115,117
Net increase (decrease) in net assets resulting from operations	(144,416)	(131,110)	732,639	306,506

Distributions	(11,915)	–	(82,075)	–

Fund Shares Transactions
Proceeds from shares sold	–	1,081,772	9,978,907	18,671,654
Value of shares redeemed	–	(507,250)	(11,101,118)	(18,792,818)
Net increase (decrease) from capital share transactions	–	574,522	(1,122,211)	(121,164)
Total increase (decrease) in net assets	(156,331)	443,412	(471,647)	185,342

Net Assets
Beginning of period	443,412	–	1,609,317	1,423,975
End of period	$287,081	$443,412	$1,137,670	$1,609,317

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	10,001	–	30,001	30,001
Shares sold	–	20,001	160,000	360,000
Shares redeemed	–	(10,000)	(170,000)	(360,000)
Common Shares outstanding, end of period	10,001	10,001	20,001	30,001

(1)	Commencement of operations.

See Notes to Financial Statements.	24

Precidian ETFs Trust

Statements of Changes in Net Assets (Continued)

	STMicroelectronics NV ADRhedged™		Toyota Motor Corporation ADRhedged™
	For the Six Months Ended June 30, 2026 (unaudited)	For the Period March 13, 2025(1) to December 31, 2025	For the Six Months Ended June 30, 2026 (unaudited)	For the Period March 13, 2025(1) to December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$7,562	$6,213	$14,190	$21,618
Net realized gain (loss)	1,269,600	(27,648)	406,626	149,810
Net change in net unrealized appreciation (depreciation)	858,224	40,129	(572,291)	249,212
Net increase (decrease) in net assets resulting from operations	2,135,386	18,694	(151,475)	420,640

Distributions	(13,169)	(3,536)	(61,025)	(177,009)

Fund Shares Transactions
Proceeds from shares sold	6,474,785	500,050	1,224,798	2,058,139
Value of shares redeemed	(1,570,061)	–	(2,400,252)	–
Net increase (decrease) from capital share transactions	4,904,724	500,050	(1,175,454)	2,058,139
Total increase (decrease) in net assets	7,026,941	515,208	(1,387,954)	2,301,770

Net Assets
Beginning of period	515,208	–	2,301,770	–
End of period	$7,542,149	$515,208	$913,816	$2,301,770

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	100,010	–	40,001	–
Shares sold	500,000	100,010	20,000	40,001
Shares redeemed	(100,000)	–	(40,000)	–
Common Shares outstanding, end of period	500,010	100,010	20,001	40,001

(1)	Commencement of operations.

See Notes to Financial Statements.	25

Precidian ETFs Trust

Financial Highlights

	For the Six		Period Ended
	Months Ended		December 31,
Arm Holdings PLC ADRhedged™^	June 30, 2026		2025(a)
Selected Per Share Data	(unaudited)
Net Asset Value, beginning of period	$4.66		$5.00
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.01)		0.01
Net realized and unrealized gain (loss)	10.46		0.88
Total from investment operations	10.45		0.89

Less distributions from:
Net investment income	(0.03)		(1.23)
Total distributions	(0.03)		(1.23)
Net Asset Value, end of period	$15.08		$4.66
Market price, end of period	$15.14		$4.65

Total Return based on Net Asset Value (%)	225.59	(c)	(4.54	)(c)
Total Return based on Market Price (%)	227.41	(c)	(4.71	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$7.5		$0.9
Ratio of expenses (%)	0.19	(d)	0.19	(d)
Ratio of net investment income (loss) (%)	(0.14	)(d)	0.15	(d)
Portfolio turnover rate (%)(e)	0	(c)	0	(c)

^	Updated to reflect the effect of a 10 for 1 forward stock split effective July 13, 2026 (see Note 8 in the Notes to Financial Statements). All historical per share information has been retroactively adjusted to reflect this forward stock split.

(a)	For the period March 13, 2025 (commencement of operations) through December 31, 2025.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	26

Precidian ETFs Trust

Financial Highlights (Continued)

	For the Six		Period Ended
	Months Ended		December 31,
ASML Holding NV ADRhedged™^	June 30, 2026		2025(a)
Selected Per Share Data	(unaudited)
Net Asset Value, beginning of period	$7.23		$5.00
Income (loss) from investment operations:
Net investment income(b)	0.02		0.04
Net realized and unrealized gain (loss)	6.50		2.33
Total from investment operations	6.52		2.37

Less distributions from:
Net investment income	(0.19)		(0.14)
Total distributions	(0.19)		(0.14)
Net Asset Value, end of period	$13.56		$7.23
Market price, end of period	$13.62		$7.23

Total Return based on Net Asset Value (%)	90.90	(c)	44.91	(c)
Total Return based on Market Price (%)	91.62	(c)	44.93	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$6.8		$1.4
Ratio of expenses (%)	0.19	(d)	0.19	(d)
Ratio of net investment income (loss) (%)	0.38	(d)	0.76	(d)
Portfolio turnover rate (%)(e)	0	(c)	0	(c)

^	Updated to reflect the effect of a 10 for 1 forward stock split effective July 13, 2026 (see Note 8 in the Notes to Financial Statements). All historical per share information has been retroactively adjusted to reflect this forward stock split.

(a)	For the period March 13, 2025 (commencement of operations) through December 31, 2025.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	27

Precidian ETFs Trust

Financial Highlights (Continued)

	For the Six		Period Ended
	Months Ended		December 31,
BP p.l.c. ADRhedged™	June 30, 2026		2025(a)
Selected Per Share Data	(unaudited)
Net Asset Value, beginning of period	$53.87		$50.00
Income (loss) from investment operations:
Net investment income(b)	1.64		3.25
Net realized and unrealized gain (loss)	3.68		1.56	(c)
Total from investment operations	5.32		4.81

Less distributions from:
Net investment income	(0.75)		(0.94)
Total distributions	(0.75)		(0.94)
Net Asset Value, end of period	$58.44		$53.87
Market price, end of period	$58.45		$53.77

Total Return based on Net Asset Value (%)	9.75	(d)	9.65	(d)
Total Return based on Market Price (%)	9.96	(d)	9.46	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1.8		$1.1
Ratio of expenses (%)	0.19	(e)	0.19	(e)
Ratio of net investment income (loss) (%)	4.79	(e)	6.37	(e)
Portfolio turnover rate (%)(f)	0	(d)	0	(d)

(a)	For the period January 6, 2025 (commencement of operations) through December 31, 2025.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating market at values, the amount shown may not agree with the change in aggregate gains and losses.

(d)	Not annualized.

(e)	Annualized.

(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	28

Precidian ETFs Trust

Financial Highlights (Continued)

	For the Six		Period Ended
	Months Ended		December 31,
GSK plc ADRhedged™	June 30, 2026		2025(a)
Selected Per Share Data	(unaudited)
Net Asset Value, beginning of period	$68.38		$50.00
Income (loss) from investment operations:
Net investment income(b)	1.24		2.60
Net realized and unrealized gain (loss)	5.41		16.57
Total from investment operations	6.65		19.17

Less distributions from:
Net investment income	(1.29)		(0.79)
Total distributions	(1.29)		(0.79)
Net Asset Value, end of period	$73.74		$68.38
Market price, end of period	$73.85		$68.20

Total Return based on Net Asset Value (%)	9.74	(c)	38.35	(c)
Total Return based on Market Price (%)	10.19	(c)	37.98	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$0.7		$0.7
Ratio of expenses (%)	0.19	(d)	0.19	(d)
Ratio of net investment income (loss) (%)	3.34	(d)	4.68	(d)
Portfolio turnover rate (%)(e)	0	(c)	0	(c)

(a)	For the period January 6, 2025 (commencement of operations) through December 31, 2025.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	29

Precidian ETFs Trust

Financial Highlights (Continued)

	For the Six		For the	Period Ended
	Months Ended		Year Ended	December 31,
HSBC Holdings plc ADRhedged™	June 30, 2026		December 31,	2024(a)
Selected Per Share Data	(unaudited)		2025
Net Asset Value, beginning of period	$86.57		$56.08	$50.00
Income (loss) from investment operations:
Net investment income(b)	1.91		4.08	0.78
Net realized and unrealized gain (loss)	19.89		26.41	5.88
Total from investment operations	21.80		30.49	6.66

Less distributions from:
Net investment income	(2.50)		–	(0.58)
Total distributions	(2.50)		–	(0.58)
Net Asset Value, end of period	$105.87		$86.57	$56.08
Market price, end of period	$105.93		$86.42	$56.36

Total Return based on Net Asset Value (%)	25.31	(c)	54.36	13.35	(c)
Total Return based on Market Price (%)	25.58	(c)	53.34	13.91	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$2.1		$4.3	$2.0
Ratio of expenses (%)	0.19	(d)	0.19	0.19	(d)
Ratio of net investment income (loss) (%)	4.00	(d)	5.82	6.33	(d)
Portfolio turnover rate (%)(e)	0	(c)	0	0	(c)

(a)	For the period October 4, 2024 (commencement of operations) through December 31, 2024.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	30

Precidian ETFs Trust

Financial Highlights (Continued)

	For the Six		Period Ended
	Months Ended		December 31,
Novo Nordisk A/S (B Shares) ADRhedged™	June 30, 2026		2025(a)
Selected Per Share Data	(unaudited)
Net Asset Value, beginning of period	$27.33		$50.00
Income (loss) from investment operations:
Net investment income(b)	0.56		0.54
Net realized and unrealized gain (loss)	(0.79)		(22.56)
Total from investment operations	(0.23)		(22.02)

Less distributions from:
Net investment income	(1.04)		(0.65)
Total distributions	(1.04)		(0.65)
Net Asset Value, end of period	$26.06		$27.33
Market price, end of period	$26.05		$27.43

Total Return based on Net Asset Value (%)	(0.22	)(c)	(44.03	)(c)
Total Return based on Market Price (%)	(0.64	)(c)	(43.82	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$4.2		$3.0
Ratio of expenses (%)	0.19	(d)	0.19	(d)
Ratio of net investment income (loss) (%)	4.64	(d)	1.75	(d)
Portfolio turnover rate (%)(e)	0	(c)	0	(c)

(a)	For the period January 6, 2025 (commencement of operations) through December 31, 2025.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	31

Precidian ETFs Trust

Financial Highlights (Continued)

	For the Six		Period Ended
	Months Ended		December 31,
SAP SE ADRhedged™	June 30, 2026		2025(a)
Selected Per Share Data	(unaudited)
Net Asset Value, beginning of period	$44.34		$50.00
Income (loss) from investment operations:
Net investment income(b)	0.32		0.40
Net realized and unrealized gain (loss)	(14.76)		(6.06)
Total from investment operations	(14.44)		(5.66)

Less distributions from:
Net investment income	(1.19)		–
Total distributions	(1.19)		–
Net Asset Value, end of period	$28.71		$44.34
Market price, end of period	$28.78		$44.34

Total Return based on Net Asset Value (%)	(32.77	)(c)	(11.33	)(c)
Total Return based on Market Price (%)	(32.60	)(c)	(11.32	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$0.3		$0.4
Ratio of expenses (%)	0.19	(d)	0.19	(d)
Ratio of net investment income (loss) (%)	2.45	(d)	0.79	(d)
Portfolio turnover rate (%)(e)	0	(c)	0	(c)

(a)	For the period January 6, 2025 (commencement of operations) through December 31, 2025.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	32

Precidian ETFs Trust

Financial Highlights (Continued)

	For the Six		For the	Period Ended
	Months Ended		Year Ended	December 31,
Shell plc ADRhedged™	June 30, 2026		December 31,	2024(a)
Selected Per Share Data	(unaudited)		2025
Net Asset Value, beginning of period	$53.64		$47.46	$50.00
Income (loss) from investment operations:
Net investment income(b)	0.72		2.30	0.66
Net realized and unrealized gain (loss)	3.74		3.88	(2.33)
Total from investment operations	4.46		6.18	(1.67)

Less distributions from:
Net investment income	(1.22)		–	(0.87)
Total distributions	(1.22)		–	(0.87)
Net Asset Value, end of period	$56.88		$53.64	$47.46
Market price, end of period	$56.91		$53.53	$47.69

Total Return based on Net Asset Value (%)	8.09	(c)	13.01	(3.29	)(c)
Total Return based on Market Price (%)	8.37	(c)	12.24	(2.82	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1.1		$1.6	$1.0
Ratio of expenses (%)	0.19	(d)	0.19	0.19	(d)
Ratio of net investment income (loss) (%)	3.34	(d)	4.46	5.82	(d)
Portfolio turnover rate (%)(e)	0	(c)	0	0	(c)

(a)	For the period October 4, 2024 (commencement of operations) through December 31, 2024.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	33

Precidian ETFs Trust

Financial Highlights (Continued)

	For the Six		Period Ended
	Months Ended		December 31,
STMicroelectronics NV ADRhedged™^	June 30, 2026		2025(a)
Selected Per Share Data	(unaudited)
Net Asset Value, beginning of period	$5.15		$5.00
Income (loss) from investment operations:
Net investment income(b)	0.04		0.06
Net realized and unrealized gain (loss)	9.96		0.44
Total from investment operations	10.00		0.50

Less distributions from:
Net investment income	(0.07)		(0.35)
Total distributions	(0.07)		(0.35)
Net Asset Value, end of period	$15.08		$5.15
Market price, end of period	$15.10		$5.15

Total Return based on Net Asset Value (%)	195.37	(c)	3.74	(c)
Total Return based on Market Price (%)	195.90	(c)	3.67	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$7.5		$0.5
Ratio of expenses (%)	0.19	(d)	0.19	(d)
Ratio of net investment income (loss) (%)	0.66	(d)	1.49	(d)
Portfolio turnover rate (%)(e)	0	(c)	0	(c)

^	Updated to reflect the effect of a 10 for 1 forward stock split effective July 13, 2026 (see Note 8 in the Notes to Financial Statements). All historical per share information has been retroactively adjusted to reflect this forward stock split.

(a)	For the period March 13, 2025 (commencement of operations) through December 31, 2025.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	34

Precidian ETFs Trust

Financial Highlights (Continued)

	For the Six	Period Ended
	Months Ended	December 31,
Toyota Motor Corporation ADRhedged™	June 30, 2026	2025(a)
Selected Per Share Data	(unaudited)
Net Asset Value, beginning of period	$57.54	$50.00
Income (loss) from investment operations:
Net investment income(b)	0.72	1.12
Net realized and unrealized gain (loss)	(9.52)	12.72
Total from investment operations	(8.80)	13.84

Less distributions from:
Net investment income	(3.05)	(6.30)
Total distributions	(3.05)	(6.30)
Net Asset Value, end of period	$45.69	$57.54
Market price, end of period	$45.69	$57.71

Total Return based on Net Asset Value (%)	(15.67	)(c)	29.05	(c)
Total Return based on Market Price (%)	(15.90	)(c)	29.41	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$0.9		$2.3
Ratio of expenses (%)	0.19	(d)	0.19	(d)
Ratio of net investment income (loss) (%)	2.56	(d)	2.57	(d)
Portfolio turnover rate (%)(e)	0	(c)	0	(c)

(a)	For the period March 13, 2025 (commencement of operations) through December 31, 2025.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	35

Precidian ETFs Trust

Notes to Financial Statements

June 30, 2026 (Unaudited)

1. Organization

Precidian ETFs Trust (the “Trust”) was organized as a Delaware statutory trust on August 27, 2010 as NEXT ETFs Trust and is authorized to have multiple segregated series or portfolios. The name of the Trust was changed on May 16, 2011 to Precidian ETFs Trust. The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of June 30, 2026, the Trust currently consists of 10 investment portfolios (each a “Fund” and collectively, the “Funds”) in operations and trading. These financial statements report on the Funds listed below:

Arm Holdings PLC ADRhedged™

ASML Holding NV ADRhedged™

BP p.l.c. ADRhedged™

GSK plc ADRhedged™

HSBC Holdings plc ADRhedged™

Novo Nordisk A/S (B Shares) ADRhedged™

SAP SE ADRhedged™

Shell plc ADRhedged™

STMicroelectronics NV ADRhedged™

Toyota Motor Corporation ADRhedged™

The investment objective of the Funds is to provide investment results that generally correspond, before fees and expenses, to the total return of the ordinary shares of the non-U.S. company, as designated in such Fund name (each, an “Underlying Issuer,” and together, the “Underlying Issuers”), in its local market as traded in its local currency (“Local Currency”). There can be no assurance that a Fund’s objective will be achieved.

The Funds are classified as a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”). A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer.

The Funds offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”).

2. Significant Accounting Policies

The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

(a) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions and such differences could be material.

(b) Investment Valuation

The Funds’ investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 under the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to Precidian Funds LLC (the Manager) as the Valuation Designee pursuant to the Trust’s policies and procedures.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 of the fair value hierarchy.

Precidian ETFs Trust

Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

Money market funds are valued at NAV and are categorized as Level 1.

Currency swap contracts are valued using the prevailing exchange rate of the relevant non-U.S. currency at the time the NAV is calculated and are categorized as Level 2.

The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2026 for the Funds based upon three levels defined above:

Arm Holdings PLC ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,352,718	$—	$—	$7,352,718
Short-Term Investment	203,557	—	—	203,557
Total Investments in Securities	7,556,275	—	—	7,556,275
Other Financial Instruments:
Currency Swaps	—	82	—	82
Total Investments in Securities and Other Financial Instruments	$7,556,275	$82	$—	$7,556,357
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(13,735)	$—	$(13,735)

TOTAL	$7,556,275	$(13,653)	$—	$7,542,622

ASML Holding NV ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$6,587,036	$—	$—	$6,587,036
Short-Term Investment	200,878	—	—	200,878
Total Investments in Securities	6,787,914	—	—	6,787,914
Other Financial Instruments:
Currency Swaps	—	172	—	172
Total Investments in Securities and Other Financial Instruments	$6,787,914	$172	$—	$6,788,086
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(5,161)	$—	$(5,161)

TOTAL	$6,787,914	$(4,989)	$—	$6,782,925

Precidian ETFs Trust

Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

BP p.l.c. ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,676,459	$—	$—	$1,676,459
Short-Term Investment	80,314	—	—	80,314
Total Investments in Securities	1,756,773	—	—	1,756,773
Other Financial Instruments:
Currency Swaps	—	20	—	20
Total Investments in Securities and Other Financial Instruments	$1,756,773	$20	$—	$1,756,793
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(3,337)	$—	$(3,337)

TOTAL	$1,756,773	$(3,317)	$—	$1,753,456

GSK plc ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$713,803	$—	$—	$713,803
Short-Term Investment	18,924	—	—	18,924
Total Investments in Securities	732,727	—	—	732,727
Other Financial Instruments:
Currency Swaps	—	8	—	8
Total Investments in Securities and Other Financial Instruments	$732,727	$8	$—	$732,735
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(1,416)	$—	$(1,416)

TOTAL	$732,727	$(1,408)	$—	$731,319

HSBC Holdings plc ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,037,589	$—	$—	$2,037,589
Short-Term Investment	83,953	—	—	83,953
Total Investments in Securities	2,121,542	—	—	2,121,542
Other Financial Instruments:
Currency Swaps	—	24	—	24
Total Investments in Securities and Other Financial Instruments	$2,121,542	$24	$—	$2,121,566
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(3,980)	$—	$(3,980)
TOTAL	$2,121,542	$(3,956)	$—	$2,117,586

Precidian ETFs Trust

Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

Novo Nordisk A/S (B Shares) ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$4,039,472	$—	$—	$4,039,472
Short-Term Investment	116,463	—	—	116,463
Total Investments in Securities	4,155,935	—	—	4,155,935
Other Financial Instruments:
Currency Swaps	—	141	—	141
Total Investments in Securities and Other Financial Instruments	$4,155,935	$141	$—	$4,156,076
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(3,296)	$—	$(3,296)

TOTAL	$4,155,935	$(3,155)	$—	$4,152,780

SAP SE ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$276,936	$—	$—	$276,936
Short-Term Investment	8,694	—	—	8,694
Total Investments in Securities	285,630	—	—	285,630
Other Financial Instruments:
Currency Swaps	—	8	—	8
Total Investments in Securities and Other Financial Instruments	$285,630	$8	$—	$285,638
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(242)	$—	$(242)

TOTAL	$285,630	$(234)	$—	$285,396

Shell plc ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,092,150	$—	$—	$1,092,150
Short-Term Investment	47,726	—	—	47,726
Total Investments in Securities	1,139,876	—	—	1,139,876
Other Financial Instruments:
Currency Swaps	—	13	—	13
Total Investments in Securities and Other Financial Instruments	$1,139,876	$13	$—	$1,139,889
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(2,135)	$—	$(2,135)

TOTAL	$1,139,876	$(2,122)	$—	$1,137,754

Precidian ETFs Trust

Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

STMicroelectronics NV ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,297,805	$—	$—	$7,297,805
Short-Term Investment	250,833	—	—	250,833
Total Investments in Securities	7,548,638	—	—	7,548,638
Other Financial Instruments:
Currency Swaps	—	201	—	201
Total Investments in Securities and Other Financial Instruments	$7,548,638	$201	$—	$7,548,839
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(6,045)	$—	$(6,045)

TOTAL	$7,548,638	$(5,844)	$—	$7,542,794

Toyota Motor Corporation ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$881,679	$—	$—	$881,679
Short-Term Investment	28,760	—	—	28,760
Total Investments in Securities	910,439	—	—	910,439
Other Financial Instruments:
Currency Swaps	—	3,380	—	3,380
Total Investments in Securities and Other Financial Instruments	$910,439	$3,380	$—	$913,819
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$—	$—	$—

TOTAL	$910,439	$3,380	$—	$913,819

(c) Fund Shares

The Funds issue and redeem their shares on a continuous basis, at NAV, only in blocks of 10,000 shares or whole multiples thereof (“Creation Units”) to certain institutional investors (referred to as Authorized Participants) who have entered into agreements with the Funds’ distributor. The Creation Units are issued and redeemed principally in-kind for portfolio securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell shares only in the secondary market. Shares of the Funds trade at market price rather than NAV. As such, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The NAV per share of the Funds is determined as of the close of regular trading on the NYSE Arca, generally at 4:00 p.m. Eastern time. Any assets or liabilities denominated in currencies other than the U.S. dollar are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time, at then current exchange rates or at such other rates as deemed appropriate.

(d) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, if any, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(e) Foreign Currency Translation and Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction.

Precidian ETFs Trust

Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which a Fund invests.

(f) Federal Income Tax

Each Fund intends to continue to qualify as a “grantor trust” for U.S. federal income tax purposes. As a “grantor trust” for U.S. federal income tax purposes, the Funds will not pay U.S. federal income tax. Instead, the income and expenses of a Fund will be allocated on a pro rata basis to shareholders, and each Fund will report its income, gains, losses and deductions to the IRS and shareholders on that basis.

The grantor trust structure of the Funds is intended to be treated as a widely held fixed investment trust (“WHFIT”) and should be subject to what is commonly referred to as the WHFIT Treasury Regulations. A WHFIT must satisfy certain detailed reporting requirements.

Management evaluates tax positions taken or expected to be taken in the course of its tax treatment, and its tax reporting to its shareholders, of these positions to determine whether the tax positions are "more-likely-than-not" to be sustained by the applicable tax authority. Tax positions not deemed to meet that threshold would be recorded as an expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of June 30, 2026, the Funds' 2024 and 2025 tax returns are subject to audit by federal, state and local tax authorities.

Management of the Funds has evaluated whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required as of June 30, 2026.

(g) Distributions to Shareholders

The Funds typically earn income from ADR dividends, payments on the currency swap contracts, and from the money market investments, as well as proceeds from the sale of portfolio securities. All such income and proceeds will be deposited into the account used to settle the currency swap contracts (“Settlement Account”). Each shareholder will be allocated yearly their pro rata share of any income, gains, losses and deductions of the Funds as if the shareholder directly owned its pro rata share of the Funds’ assets. Such income generally will be taxable to a shareholder regardless of whether it receives any cash distributions from the Funds or cash distributions that differ in amount from such income. The Funds’ taxable income will generally consist of ordinary income, capital gains or some combination of both. To the extent a Fund has assets in its Settlement Account (Cash Component) in excess of 2% of the Funds’ total assets on any quarterly distribution determination date, such Funds will distribute such excess pro rata to its shareholders. Such quarterly distribution determination date shall be on the last day of each calendar quarter (subject to the next business day in the case of a holiday or weekend) with payment occurring, if a payment is due, the next business day. Regarding the sale of portfolio securities, portfolio securities may be sold in such amounts only to cover then existing Funds’ expenses and cash redemptions of shares, and such expenses shall be immediately paid after the sale of such portfolio securities.

(h) Indemnification

Under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds may enter into contracts that contain representations and that provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds.

3. Derivative Financial Instruments

In the normal course of business, the Funds use derivative contracts. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. A Fund's derivative activities and exposure to derivative contracts are classified by the following primary underlying risks: interest rate, credit, foreign exchange, commodity price, and equity price. In addition to its primary underlying risks, the Funds are also subject to additional counterparty risk due to the potential inability of their counterparties to meet the terms of their contracts.

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about a Fund's use of, and accounting for, derivative instruments and the effect of derivative instruments on a Fund's financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though a Fund may use derivatives in an attempt to achieve an economic hedge,

Precidian ETFs Trust

Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

a Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Currency Swaps Contracts

The Funds enter into currency swap transactions to hedge against fluctuations in the exchange rate between the U.S. dollar and the currency in which the securities of the Underlying Issuer is denominated. Such transactions are agreements between counterparties. A currency swap contract consists of an agreement between two parties to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them, such as exchanging a right to receive a payment in foreign currency for the right to receive U.S. dollars. Currency swap contracts may be entered into on a net basis or may involve the delivery of the entire principal value of one designated currency in exchange for the entire principal value of another designated currency. In such cases, the entire principal value of a currency swap is subject to the risk that the counterparty will default on its contractual delivery obligations.

The notional value of the currency swap contracts is adjusted daily based on the current fair value of the portfolio securities.

The currency swap contracts will be marked to market and settled daily based on the notional value of the currency swap contracts as of the settlement time on a particular day and the change in the value of the local currency in relation to the U.S. dollar from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the local currency relative to the U.S. dollar, the currency swap contracts increases in value, the counterparty will pay the Funds an amount in U.S. dollars equal to the increase in the value of the currency swap contracts. If the currency swap contracts decreases in value, the Funds will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the currency swap contracts. In order to obtain any necessary amount of cash, the Manager may sell portfolio securities. The Funds will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

Due to the unique nature of the Funds as a grantor trusts, certain aspects of the current hedging activities of the Funds’ operations cannot be changed without adversely affecting the Funds’ status as grantor trusts. As a result, certain service providers, such as a Fund’s trading counterparties, cannot be changed without affecting the Funds’ tax status. Specifically, the Funds’ counterparty for the currency swap contracts generally cannot be changed without affecting the Funds’ tax status. The Manager will monitor the currency swap contracts to ensure the economics are reflective of market conditions.

Canadian Imperial Bank of Commerce will serve as the counterparty with the Funds in connection with the currency swap contracts. In order to maintain the Funds’ status as grantor trusts, the Manager will not seek price quotes from other potential counterparties. As a result, the Funds may not always achieve the most favorable economics available in the market, although the Manager will monitor the currency swap contracts as described in the preceding paragraph.

The following table summarizes the value of the Funds’ derivative instruments held as of June 30, 2026 and the related location in the accompanying Statement of Assets and Liabilities presented by underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Arm Holdings PLC ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$82	Unrealized depreciation on currency swaps	$13,735
	Total	$82	Total	$13,735

			Liability Derivatives
ASML Holding NV ADRhedged™	Asset Derivatives
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$172	Unrealized depreciation on currency swaps	$5,161
	Total	$172	Total	$5,161

			Liability Derivatives
BP p.l.c. ADRhedged™	Asset Derivatives
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$20	Unrealized depreciation on currency swaps	$3,337
	Total	$20	Total	$3,337

	Asset Derivatives	Liability Derivatives
GSK plc ADRhedged™

Precidian ETFs Trust

Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

	Asset Derivatives		Liability Derivatives
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$8	Unrealized depreciation on currency swaps	$1,416
	Total	$8	Total	$1,416

	Asset Derivatives		Liability Derivatives
HSBC Holdings plc ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$24	Unrealized depreciation on currency swaps	$3,980
	Total	$24	Total	$3,980

	Asset Derivatives		Liability Derivatives
Novo Nordisk A/S (B Shares) ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$141	Unrealized depreciation on currency swaps	$3,296
	Total	$141	Total	$3,296

	Asset Derivatives		Liability Derivatives
SAP SE ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$8	Unrealized depreciation on currency swaps	$242
	Total	$8	Total	$242

	Asset Derivatives		Liability Derivatives
Shell plc ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$13	Unrealized depreciation on currency swaps	$2,135
	Total	$13	Total	$2,135

	Asset Derivatives		Liability Derivatives
STMicroelectronics NV ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$201	Unrealized depreciation on currency swaps	$6,045
	Total	$201	Total	$6,045

	Asset Derivatives		Liability Derivatives
Toyota Motor Corporation ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$3,380	Unrealized depreciation on currency swaps	$—
	Total	$3,380	Total	$—

For the period ended June 30, 2026, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on currency swaps contracts by risk type, as disclosed in the Statements of Operations, are as follows:

Precidian ETFs Trust

Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

Net Realized Gain (Loss) from:	Currency Swaps — Foreign Exchange Contracts
Arm Holdings PLC ADRhedged™	$96,859
ASML Holding NV ADRhedged™	175,242
BP p.l.c. ADRhedged™	24,247
GSK plc ADRhedged™	10,510
HSBC Holdings plc ADRhedged™	(98,567)
Novo Nordisk A/S (B Shares) ADRhedged™	131,624
SAP SE ADRhedged™	11,753
Shell plc ADRhedged™	38,092
STMicroelectronics NV ADRhedged™	185,831
Toyota Motor Corporation ADRhedged™	63,893

Net Change in Unrealized Appreciation (Depreciation) on:	Currency Swaps — Foreign Exchange Contracts
Arm Holdings PLC ADRhedged™	$(15,260)
ASML Holding NV ADRhedged™	(6,715)
BP p.l.c. ADRhedged™	(5,117)
GSK plc ADRhedged™	(2,569)
HSBC Holdings plc ADRhedged™	(11,253)
Novo Nordisk A/S (B Shares) ADRhedged™	(6,660)
SAP SE ADRhedged™	(773)
Shell plc ADRhedged™	(4,791)
STMicroelectronics NV ADRhedged™	(6,462)
Toyota Motor Corporation ADRhedged™	(1,416)

The notional value of the currency swap contracts is adjusted daily based on the current fair value of the portfolio securities of the Funds. For the period ended June 30, 2026, the average of outstanding derivative financial instruments based on the ending monthly contract values were as follows:

Currency Swaps (Contract Value)
Arm Holdings PLC ADRhedged™	$(6,125)
ASML Holding NV ADRhedged™	(3,639)
BP p.l.c. ADRhedged™	(1,835)
GSK plc ADRhedged™	(135)
HSBC Holdings plc ADRhedged™	(1)
Novo Nordisk A/S (B Shares) ADRhedged™	(3,041)
SAP SE ADRhedged™	(221)
Shell plc ADRhedged™	1,281
STMicroelectronics NV ADRhedged™	(3,068)
Toyota Motor Corporation ADRhedged™	(718)

The Funds enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Precidian ETFs Trust

Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

The following table presents the Funds’ derivative assets and liabilities by counterparty, CIBC, net of amounts available for offset under a master netting agreement or similar arrangement (collectively referred to as “MNA”) and net of the related collateral received/pledged by the Funds as of June 30, 2026:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(a)	Net Amount of Derivative Assets ($)	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(a)	Net Amount of Derivatives Liabilities ($)
Arm Holdings PLC ADRhedged™	82	(82)	—	—	13,735	(82)	—	13,653
ASML Holding NV ADRhedged™	172	(172)	—	—	5,161	(172)	—	4,989
BP p.l.c. ADRhedged™	20	(20)	—	—	3,337	(20)	—	3,317
GSK plc ADRhedged™	8	(8)	—	—	1,416	(8)	—	1,408
HSBC Holdings plc ADRhedged™	24	(24)	—	—	3,980	(24)	—	3,956
Novo Nordisk A/S (B Shares) ADRhedged™	141	(141)	—	—	3,296	(141)	—	3,155
SAP SE ADRhedged™	8	(8)	—	—	242	(8)	—	234
Shell plc ADRhedged™	13	(13)	—	—	2,135	(13)	—	2,122
STMicroelectronics NV ADRhedged™	201	(201)	—	—	6,045	(201)	—	5,844
Toyota Motor Corporation ADRhedged™	3,380	—	—	3,380	—	—	—	—

(a) The actual collateral received/(pledged) may be more than the amount shown.

4. Investment Advisory Fee and Other Transactions with Affiliates

(a) Investment Advisory and Administrative Services

Precidian Funds, LLC, a Delaware limited liability company, serves as investment manager to the Funds and has overall responsibility for the general management and administration of the Trust, pursuant to the Investment Management Agreement between the Trust and the Manager (“Management Agreement”). Under the Management Agreement, the Manager, subject to the supervision of the Board, provides an investment program for the Funds and is responsible for managing the investment of the Funds’ assets in conformity with the stated investment policies of the Funds. The Manager is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each of the Funds.

In addition to providing management services, under the Management Agreement, the Manager also: (i) supervises all non-management operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds; (iii) arranges for (a) the preparation of all required tax returns; (b) the preparation and submission of reports to existing Shareholders; (c) the periodic updating of prospectuses and statements of additional information; and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Funds’ records; and (v) provides office space and all necessary office equipment and services.

The Management Agreement will remain in effect for an initial two-year term from commencement of operations and will continue in effect with respect to the Funds’ from year to year thereafter provided such continuance is specifically approved at least annually by: (i) the vote of a majority of the Funds’ outstanding voting securities or a majority of the Trustees of the Trust; and (ii) the vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Management Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Management Agreement is also terminable at any time without penalty by the Trustees of the Trust or by the vote of a majority of the Funds' outstanding voting securities of the Funds on 60 days’ written notice to the Manager or by the Manager on 60 days’ written notice to the Trust. The Trust has entered into a licensing agreement with the Manager pursuant to which the Trust may use the terms “Precidian” and “ADRhedged™” without payment of a fee to the Manager under the agreement, provided that the Manager continues to be the Funds investment manager pursuant to an investment management agreement with the Trust.

Pursuant to the Management Agreement, the Manager is entitled to receive a management fee of 0.17%, payable monthly and accrued daily, at the annual rate based on a percentage of the Funds’ average daily net assets.

Precidian ETFs Trust

Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

(b) Distribution Arrangement

The Funds have adopted a Distribution Plan (the “Distribution Plan”) that allows the Funds to pay distribution fees to Foreside Fund Services, LLC (the “Distributor”) and other firms that provide distribution services (“Service Providers”). Under the Distribution Plan, if a Service Provider provides distribution services, the Funds would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board.

(c) Other Servicing Agreements

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Co-Administrator, Custodian, Accounting Agent and Transfer Agent for the Funds.

Commonwealth Fund Services, LLC (“CFS”) serves as co-administrator to the Trust and the Funds. CFS is responsible for providing certain administrative services to the Trust and the Funds, including coordination of meetings of the Board and services related thereto and the provision of certain Trust officers. CFS has also assumed the responsibility for, and it pays, all of the Funds’ operating expenses other than the Funds’ management fee, interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business. For these services, CFS is paid 0.02% on the average daily net assets of the Funds, computed daily and paid monthly.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

(d) Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Manager pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Assistant Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Assistant Chief Compliance Officer’s services.

5. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions for the period ended June 30, 2026 were as follows:

Fund	Purchases	Sales
Arm Holdings PLC ADRhedged™	$–	$18,703
ASML Holding NV ADRhedged™	–	14,545
GSK plc ADRhedged™	–	3,452
Novo Nordisk A/S (B Shares) ADRhedged™	–	26,916
SAP SE ADRhedged™	–	1,871
STMicroelectronics NV ADRhedged™	–	2,026
Toyota Motor Corporation ADRhedged™	–	2,952

Purchases and sales of in-kind transactions for the period ended June 30, 2026 were as follows:

Precidian ETFs Trust

Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

Fund	Purchases	Sales
Arm Holdings PLC ADRhedged™	$7,665,649	$4,789,365
ASML Holding NV ADRhedged™	7,375,600	4,060,635
BP p.l.c. ADRhedged™	1,982,777	1,390,257
HSBC Holdings plc ADRhedged™	19,854,082	22,977,778
Novo Nordisk A/S (B Shares) ADRhedged™	2,143,811	711,595
Shell plc ADRhedged™	9,625,780	10,738,698
STMicroelectronics NV ADRhedged™	6,393,561	1,549,570
Toyota Motor Corporation ADRhedged™	1,209,340	2,342,698

6. Capital Share Transactions

The Funds issue and redeem their shares on a continuous basis, at NAV, only in blocks of 10,000 shares or whole multiples thereof (“Creation Units”) to certain institutional investors (referred to as Authorized Participants) who have entered into agreements with the Funds’ distributor. The Funds’ Creation Units are issued and redeemed principally in-kind for portfolio securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell shares only in the secondary market. Shares of the Funds trade at market price rather than NAV. As such, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Funds issue and redeem shares only in bundles of a specified number of shares. These bundles are known as “Creation Units.” For the Funds, a Creation Unit is comprised of 10,000 shares. To create or redeem a Creation Unit, you must be an “Authorized Participant” (“AP”) or you must do so through a broker, dealer, bank or other entity that is an AP. An AP is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”) or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”). All other persons or entities transacting in shares must do so in the Secondary Market. It is expected that only large institutional investors will create and redeem shares directly with a Fund in the form of Creation Units. In turn, it is expected that institutional investors who purchase Creation Units will break up their Creation Units and offer and sell individual shares in the Secondary Market.

Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fee is $250. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The standard creation transaction fee is the same regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Authorized Participants who place creation orders through DTC for cash (when cash creations are available or specified) will also be responsible for the brokerage and other transaction costs of the Funds relating to the cash portion of such creation order. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Funds and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Funds. Investors who use the services of a broker or other such intermediary may pay fees for such services.

7. Segment Reporting

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ portfolio manager is deemed to be the CODM. Since their commencement, the Funds operate as a single segment. The CODM monitors the operating results of the Funds, as a whole, and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information, in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, which is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

Precidian ETFs Trust

Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

8. Subsequent Events

The Board of the Trust approved a stock split for the Arm Holdings PLC ADRhedged™, ASML Holding NV ADRhedged™, and STMicroelectronics NV ADRhedged™, at a proposed split ratio of 10:1. Shareholders of record on July 10, 2026 received ten (10) shares for every one (1) share held. The Creation Unit size for each Series remained at 10,000 shares. The stock split effectuated after the close of trading on July 13, 2026. Shares of the Series began trading on a split-adjusted basis on July 14, 2026.

There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Precidian ETFsTrust

Board Review of Investment Management Agreement (Unaudited)

At a meeting held on June 9-10, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of the Precidian ETFs Trust (the “Trust”) considered the approval of renewal of the Investment Management Agreement (the “Management Agreement”) between the Trust and Precidian Funds, LLC (“Precidian”) with respect to the Arm Holdings plc ADRhedged™ (“ARMH”), ASML Holding NV ADRhedged™ (“ASMH”), HSBC Holding plc ADRhedged™ (“HSBH”), Shell plc ADRhedged™ (“SHEH”), STMicroelectronics NV ADRhedged™ (“STHH”), Toyota Motor Corporation ADRhedged™ (“THM”), SAP SE ADRhedged™ (“SAPH”), Novo Nordisk A/S (B Shares) ADRhedged™ (“NVOH”), GSK plc ADRhedged™ (“GSKH”), and BP p.l.c. ADRhedged™ (“BPH”) (each a “Fund”). The Board reflected on its discussions with the representatives from Precidian earlier in the Meeting regarding the manner in which each Fund is managed and Precidian’s roles and responsibilities under the Management Agreement.

The Board reviewed a memorandum from counsel of the Trust (“Trust Counsel”) that addressed the Board’s duties when considering the approval of the Management Agreement and the responses of Precidian to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. Trust Counsel noted that the response included a copy of financial information for Precidian, information on the personnel of and services provided by Precidian, an expense comparison analysis for each Fund and comparable ETFs, and the Management Agreement. He discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Management Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Precidian; (ii) the investment performance of each Fund; (iii) the costs of the services to be provided and profits to be realized by Precidian from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if each Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of each Fund’s shareholders; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at the Meeting. The Board requested or was provided with information and reports relevant to the approval of the Management Agreement, including: (i) information regarding the services and support provided by Precidian to each Fund and its shareholders; (ii) presentations by Precidian’s management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing each Fund; (iii) information pertaining to the compliance structure of Precidian; (iv) disclosure information contained in the Trust’s registration statement and Precidian’s Form ADV and Precidian’s policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Management Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at the Meeting. The Board requested and received various informational materials including, without limitation: (i) documents containing information about Precidian, including its financial information, its personnel and its services to each Fund, Precidian’s compliance program, current legal matters, and other general information; (ii) the advisory fee and annual operating expenses of each Fund and comparative fee and expense information for other ETFs with strategies similar to said Fund prepared by an independent third party; (iii) the anticipated effect of asset size on the each Fund’s overall expenses; and (iv) benefits anticipated to be realized by Precidian from its relationship with the Funds, and certain conflicts of interest.

The Board did not identify any particular information that was most relevant to its consideration to approve the Management Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Management Agreement, the Board considered the following factors:

The nature, extent, and quality of the services provided by Precidian.

The Board considered Precidian’s responsibilities under the Management Agreement with the Trust. The Board reviewed the services to be provided by Precidian to each Fund, including, without limitation, the processes of Precidian for assuring compliance with each Fund’s investment objectives and limitations; Precidian’s intended processes for implementing each Fund’s investment strategy, including the ability of Precidian to effect the foreign exchange swap aspect of the investment strategy of each Fund in light of each Fund’s intended unique tax status as a grantor trust; the coordination of services by Precidian for each Fund among the service providers; and the anticipated efforts of Precidian to promote each Fund and grow its assets. The Board considered: Precidian’s staffing, personnel, and methods of operating; the education and experience of Precidian’s personnel; and information provided regarding Precidian’s compliance program and policies and procedures.

Due to the complexity of each Fund’s investment objective and principal investment strategy, the Board also considered that Precidian was required to rebalance each Fund’s portfolio on a daily basis and invest the Fund’s assets in complex derivatives, which are not utilized for ETFs that track an index similar to a leveraged single stock ETF that seeks to track a single stock’s performance, such as a multiple thereof or on a foreign currency hedged basis. In addition, the Board considered the professional skills provided by Precidian’s management team to implement each Fund’s investment strategy, as well as the frequency and volume of trading for each Fund, on a relative basis. After reviewing the foregoing and further information from Precidian, the Board concluded that the quality, extent, and nature of the services provided by Precidian, were satisfactory and adequate for each Fund.

The investment performance of each Fund and Precidian.

The Trustees noted each Fund’s Morningstar category and a peer group in its category identified by Broadridge Financial Solutions (“Broadridge”). The Board considered that comparisons of each Fund’s performance to the median performance of funds in its Morningstar

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category or the median performance of identified peers from its Morningstar category did not provide a meaningful performance comparison in light of each Fund’s specialized investment strategy, which is to invest in American Depository Receipts of each issuer referenced in the Fund’s name and to invest in foreign currency swaps to hedge the currency exposure of said issuer’s markets. The Board also observed that each Morningstar category related to each Fund’s sectors, that the peers in each Morningstar category did not invest in a single issuer, and that peers in each Morningstar category did not have currency hedging strategies.

In evaluating each Fund’s performance, the Board considered that each Fund seeks to track a hedged return on a reference asset on a daily basis. The Board noted that this investment objective rendered a typical comparison of each Fund’s total return performance over longer periods against the total return of funds in its Morningstar category or identified peers in that category over the same periods less relevant in evaluating performance. As a result, the Board requested and received specialized reports that compared each Fund’s daily tracking error relative to its reference asset to other hedged ETFs with the same reference asset. The Trustees noted that no peers were identified for any of the Funds, for purposes of comparing its average daily tracking difference. The Board noted that the reports showed each Fund’s average daily tracking difference for the Period; and for each month during the Period, the number of trading days during the Period in which each Fund achieved a return that was less than or greater than its target return by certain thresholds. The Board observed that the annualized average daily tracking difference for each Fund, other than STHH, was quite low for the Period, though there was not a large number of days on which its daily tracking difference was within 5% of its Target for the Period. The Trustees noted that STHH’s annualized average daily tracking difference was higher for the Period than the other Funds, but not so high as to be unreasonable. The Trustees acknowledged that each Fund’s performance was aligned with its investment objectives, and considered that Precidian does not have any clients other than the Funds. After further discussion, the Board concluded, in light of all the facts and circumstances, that each Fund’s investment performance was satisfactory for its investment objective and investment strategy, and that the Board would monitor it.

The costs of services to be provided and profits to be realized by Precidian from the relationship with each Fund.

In this regard, the Board considered Precidian’s financial condition and its level of commitment to each Fund. The Board also considered the assets and expenses of each Fund, including the nature and frequency of advisory payments. The Board noted the information on Precidian’s profitability with respect to the management services provided to the Funds. The Board observed that a comparison of each Fund’s management fee to the advisory fees and net expense ratios of ETFs from its Morningstar category and peers identified from its category did not afford the Board with sufficient or meaningful comparisons. In response to the Board’s request, Broadridge expanded each Fund’s peer group to identify non-leveraged ETFs that also hold a single stock referenced in its name, as well as peers that invest in companies in similar sectors as the single stock referenced in the Precidian ETF’s name (the “Peer Group”). The Board noted that each Fund’s gross and net expense ratio and gross and net management fees were lower than the median gross and net expense ratios of its Peer Group for the Period. After further consideration, the Board concluded that Precidian’s profitability and fees from each Fund were fair and reasonable in light of Precidian’s services to each Fund.

The extent to which economies of scale would be realized as the Precidian ETFs grow and whether advisory fee levels reflect these economies of scale for the benefit of the Precidian ETFs’ investors.

The Board considered that it was not anticipated that the Precidian ETFs would be of sufficient size to achieve economies of scale in the first few years of operations. The Board observed that the Precidian does not have any direct arrangements in place to limit expenses of the Precidian ETFs and that its management fee did not have any breakpoints built into it. The Board noted that the Precidian may consider such arrangements in the future depending on asset growth.

The extent to which economies of scale would be realized each Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of each Fund’s shareholders.

The Board considered that it still was not anticipated that each Fund would be of sufficient size to achieve economies of scale in the first few years of operations. The Board observed that Precidian does not have any direct expense limitation arrangements for each Fund and that each Fund’s management fee did not have any breakpoints built into it. The Trustees acknowledge however that Precidian, for the benefit of each Fund, had negotiated a limitation on certain administrative expenses incurred by each Fund. The Trustees also considered that Precidian may consider direct expense limitation arrangements in the future, depending upon asset growth. In light of the facts and circumstances, including that each Fund’s gross and net management fees and gross and net expense ratios were lower than the median gross and net management fees and median gross and net advisory fees of its Category and Peers, the Trustees concluded that the Funds’ fee arrangements were more beneficial to shareholders than breakpoints at each Fund’s current asset levels.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds; and the substance and administration of Precidian’s Code of Ethics and other relevant policies. The Board also considered potential benefits for Precidian in managing the Funds. The Board considered potential benefits to Precidian from the commercial arrangement with the foreign exchange swap counterparty to the Funds, and the unique tax structure of each Fund as a grantor trust and the limitations on Precidian to utilize a different swap counterparty. The Board noted that any potential conflicts of interest from the foregoing arrangements were adequately disclosed to them and appropriately balanced in light of all the surrounding circumstances, including without limitation the benefit afforded to each Fund’s shareholders from the foreign exchange services. Following further consideration and discussion, the Board concluded that the standards

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and practices of Precidian relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Precidian from managing each Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board at the Meeting, the Board determined that the compensation payable under the Management Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved renewal of the Management Agreement for a one-year period.

Investment Manager	Co-Administrator	Custodian, Co-Administrator &
Precidian Funds, LLC	Commonwealth Fund Services,	Transfer Agent
301 South State St.	LLC	The Bank of New York
Suite N-002	8730 Stony Point Parkway	240 Greenwich Street
Newtown, Pennsylvania 18940	Suite 205	New York, New York 10286
Richmond, Virginia 23235

Distributor	Independent Registered Public	Legal Counsel
Foreside Fund Services, LLC	Accounting Firm	Practus, LLP
190 Middle Street, Suite 301	KPMG LLP	11300 Tomahawk Creek Parkway
Portland, Maine 04101	191 West Nationwide Blvd.	Suite 310
	Suite 500	Leawood, Kansas 66211
Columbus, Ohio 43215

(b)The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

The Nominating and Corporate Governance Committee (“NCGC”) considers any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the NCGC in its discretion. Shareholders should address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235.

Item 16. Controls and Procedures.

(a)	As of a date within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Precidian ETFs Trust

By (Signature and Title)*	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Date September 4 , 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Date	September 4, 2026

By (Signature and Title)*	/s/ Ann T. MacDonald
Ann T. MacDonald
Assistant Treasurer and Principal Financial Officer

Date	September 4, 2026

* Print the name and title of each signing officer under his or her signature.